Expense Example {- Fidelity Founders Fund} - 04.30 Fidelity Founders Fund AMCIZ PRO -06 - Fidelity Founders Fund	Jun. 29, 2021 USD ($)
Fidelity Advisor Founders Fund: Class A
Expense Example:
1 year	$ 685
3 years	936
5 years	1,210
10 years	1,988
Fidelity Advisor Founders Fund: Class M
Expense Example:
1 year	488
3 years	788
5 years	1,112
10 years	2,028
Fidelity Advisor Founders Fund: Class C
Expense Example:
1 year	293
3 years	621
5 years	1,081
10 years	2,150
Fidelity Advisor Founders Fund: Class I
Expense Example:
1 year	92
3 years	292
5 years	511
10 years	1,139
Fidelity Advisor Founders Fund: Class Z
Expense Example:
1 year	77
3 years	254
5 years	450
10 years	$ 1,015